Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, net
Schedule of property and equipment
Property and
Equipment
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2020 $
27,198 $ (5,494)
$ 21,704
- Additions in property and equipment 1,600 -

1,600
- Depreciation for the year - (462)

(462)
- Disposal of assets (529) 529 -
Balance, December 31, 2021 $ 28,269 $ (5,427) $ 22,842
- Additions in property and equipment 667 - 667
- Depreciation for the year - (546) (546)
Balance, December 31, 2022 $ 28,936 $ (5,973) $ 22,963